ACCRUED EXPENSES AND OTHER PAYABLES (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
ACCRUED EXPENSES AND OTHER PAYABLES [Abstract]
Accrued payroll and employee benefits			¥ 69,186	¥ 62,285
Other accrued expenses	[1]		39,213	26,240
Payable for purchases of property and equipment			6,967	6,696
Deposits received	[2]		3,335	3,169
VAT and other taxes payable			12,111	23,846
Accrued Expenses and Other Current Liabilities		$ 20,194	¥ 130,812	¥ 122,236

[1]	Amounts represent primarily accrued rental, utilities, advertising, and other sundry expenses.
[2]	Amounts represent primarily guarantee deposits from constructors for renovation and construction projects.